LEASES (Schedule of Future Lease Payments Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating leases
2026	$ 3,356
2027	2,069
2028	929
2029	643
2030 and thereafter	112
Total undiscounted future lease payments	7,109
Less: imputed interest	(1,050)
Total lease liability balance	$ 6,059